COMMITMENTS (Details)		3 Months Ended	11 Months Ended
	Aug. 12, 2021 USD ($) $ / shares	Mar. 31, 2022 USD ($) item $ / shares	Dec. 31, 2021 USD ($) item $ / shares
COMMITMENTS
Maximum number of demands for registration of securities | item		3	3
Deferred fee per unit | $ / shares	$ 0.20		$ 0.20
Aggregate deferred underwriting fee payable | $	$ 4,600,000		$ 4,600,000
Underwriting cash discount per unit | $ / shares		$ 0.35	$ 0.35
Underwriter cash discount | $		$ 8,050,000	$ 8,050,000